UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Symmetry Peak Management LLC

Address:  555 East Lancaster Avenue
          Suite 660
          Radnor, PA 19087

13F File Number: 028-12150

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gregory A. Boye
Title:    Chief Financial Officer
Phone:    484-588-4116

Signature, Place and Date of Signing:


/s/ Gregory A. Boye            Radnor, Pennsylvania          May 14, 2008
-------------------            --------------------         --------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 43

Form 13F Information Table Value Total: $289,284
                                       (thousands)

List of Other Included Managers:

NONE

                                                     FORM 13F INFORMATION TABLE
          ITEM 1                 ITEM 2         ITEM 3    ITEM 4          ITEM 5          ITEM 6    ITEM 7        ITEM 8

                                TITLE OF                   VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHR       VOTING AUTHORITY
      NAME OF ISSUER              CLASS         CUSIP     (X1000)   PRN AMT   PRN CALL  DISCRETION  MGRS  SOLE        SHARED   NONE
      --------------              -----         -----     -------   -------   --- ----  ----------  ----  ----        ------   ----
3PAR INC                           COM        88580F109     4,644     675,058 SH           SOLE     NONE    675,058
AIRVANA INC                        COM        00950V101     2,511     480,060 SH           SOLE     NONE    480,060
AMAZON COM INC                     COM        023135106     8,693     121,918 SH           SOLE     NONE    121,918
APPLE INC                          COM        037833100    43,050     300,000 SH           SOLE     NONE    300,000
ARUBA NETWORKS INC                 COM        043176106     2,125     407,844 SH           SOLE     NONE    407,844
ATHENAHEALTH INC                   COM        04685W103     1,423      60,136 SH           SOLE     NONE     60,136
AU OPTRONICS CORP             SPONSORED ADR   002255107       860      50,000 SH           SOLE     NONE     50,000
BLUE COAT SYSTEMS INC            COM NEW      09534T508    11,402     517,319 SH           SOLE     NONE    517,319
CHIPOTLE MEXICAN GRILL INC        CL A        169656105     8,541      75,300 SH           SOLE     NONE     75,300
CORNING INC                        COM        219350105     1,803      75,000 SH           SOLE     NONE     75,000
COVANTA HLDG CORP                  COM        22282E102     1,100      40,000 SH           SOLE     NONE     40,000
CREE INC                           COM        225447101     2,093      74,856 SH           SOLE     NONE     74,856
DATA DOMAIN INC                    COM        23767P109    14,083     591,739 SH           SOLE     NONE    591,739
DEMANDTEC INC                    COM NEW      24802R506       510      50,000 SH           SOLE     NONE     50,000
ENTROPIC COMMUNICATIONS INC        COM        29384R105        63      15,841 SH           SOLE     NONE     15,841
FIRST SOLAR INC                    COM        336433107     4,623      20,000 SH           SOLE     NONE     20,000
GOOGLE INC                        CL A        38259P508    29,771      67,590 SH           SOLE     NONE     67,590
HANSEN MEDICAL INC                 COM        411307101     1,405      99,933 SH           SOLE     NONE     99,933
HITTITE MICROWAVE CORP             COM        43365Y104     2,109      56,365 SH           SOLE     NONE     56,365
IHS INC                           CL A        451734107       965      15,000 SH           SOLE     NONE     15,000
ILLUMINA INC                       COM        452327109     3,787      49,900 SH           SOLE     NONE     49,900
INFINERA CORPORATION               COM        45667G103     6,000     500,000 SH           SOLE     NONE    500,000
INTUITIVE SURGICAL INC           COM NEW      46120E602     4,054      12,500 SH           SOLE     NONE     12,500
J CREW GROUP INC                   COM        46612H402     2,209      50,000 SH           SOLE     NONE     50,000
MELLANOX TECHNOLOGIES LTD          SHS        M51363113     7,315     525,094 SH           SOLE     NONE    525,094
MONOLITHIC PWR SYS INC             COM        609839105     6,534     370,600 SH           SOLE     NONE    370,600
NAVTEQ CORP                        COM        63936L100     2,945      43,303 SH           SOLE     NONE     43,303
NETEZZA CORP                       COM        64111N101     2,294     248,297 SH           SOLE     NONE    248,297
NETFLIX INC                        COM        64110L106     1,299      37,500 SH           SOLE     NONE     37,500
NETLOGIC MICROSYSTEMS INC          COM        64118B100    12,673     524,997 SH           SOLE     NONE    524,997
NUANCE COMMUNICATIONS INC          COM        67020Y100     8,708     500,181 SH           SOLE     NONE    500,181
PERICOM SEMICONDUCTOR CORP         COM        713831105       741      50,471 SH           SOLE     NONE     50,471
PHOENIX TECHNOLOGY LTD             COM        719153108     7,353     469,525 SH           SOLE     NONE    469,525
PRICELINE COM INC                COM NEW      741503403     2,443      20,216 SH           SOLE     NONE     20,216
QUALCOMM INC                       COM        747525103    10,250     250,000 SH           SOLE     NONE    250,000
RESEARCH IN MOTION LTD             COM        760975102    11,223     100,000 SH           SOLE     NONE    100,000
SALESFORCE COM INC                 COM        79466L302    20,372     352,028 SH           SOLE     NONE    352,028
SMART BALANCE INC                  COM        83169Y108    11,886   1,504,600 SH           SOLE     NONE  1,504,600
SUPPORTSOFT INC                    COM        868587106     1,487     450,494 SH           SOLE     NONE    450,494
SUNPOWER CORP                   COM CL A      867652109    14,902     200,000 SH           SOLE     NONE    200,000
SYNIVERSE HLDGS INC                COM        87163F106       666      40,000 SH           SOLE     NONE     40,000
URBAN OUTFITTERS INC               COM        917047102     1,019      32,500 SH           SOLE     NONE     32,500
WEBSENSE INC                       COM        947684106     7,349     391,965 SH           SOLE     NONE    391,965

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